Deposits (Tables)	12 Months Ended
Sep. 30, 2013
Deposits [Abstract]
Summary Of Deposits

	2013			2012
		Weighted			Weighted
		Average	% of		Average	% of
	Amount	Rate	Total	Amount	Rate	Total
	(Dollars in thousands)
Checking	$655,933	0.04%	14.2%	$606,504	0.04%	13.3%
Savings	283,169	0.13	6.1	260,933	0.11	5.8
Money market	1,128,604	0.23	24.5	1,110,962	0.25	24.4
	2,067,706	0.16	44.8	1,978,399	0.17	43.5

Certificates of deposit:
0.00 – 0.99%	1,179,921	0.48	25.6	1,005,724	0.55	22.1
1.00 – 1.99%	852,258	1.40	18.5	800,745	1.44	17.6
2.00 – 2.99%	476,003	2.54	10.3	663,985	2.51	14.6
3.00 – 3.99%	35,014	3.09	0.8	95,765	3.21	2.1
4.00 – 4.99%	544	4.38	--	6,025	4.50	0.1
Total certificates of deposit	2,543,740	1.21	55.2	2,572,244	1.44	56.5
	$4,611,446	0.74%	100.0%	$4,550,643	0.89%	100.0%

Summary Of Certificates Of Deposit Maturity

	Amount	Rate
	(Dollars in thousands)
2014	$1,206,095	0.90%
2015	676,365	1.61
2016	348,641	1.36
2017	208,806	1.36
2018	102,422	1.39
Thereafter	1,411	1.92
	$2,543,740	1.21%

Summary Of Interest Expense On Deposits

	Year Ended September 30,
	2013	2012	2011
	(Dollars in thousands)
Checking	$244	$421	$441
Savings	284	408	1,225
Money market	2,446	3,457	5,307
Certificates	33,842	41,884	56,595
	$36,816	$46,170	$63,568